American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2026

Balanced Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.7%
Air Freight and Logistics — 0.2%
FedEx Corp.	6,946	2,238,348
Automobiles — 1.0%
Tesla, Inc.(1)	20,345	8,756,691
Banks — 2.5%
Bank of America Corp.	147,440	7,843,808
JPMorgan Chase & Co.	26,703	8,168,181
Regions Financial Corp.	248,452	7,080,882
		23,092,871
Beverages — 0.5%
PepsiCo, Inc.	26,757	4,110,678
Biotechnology — 1.4%
AbbVie, Inc.	22,970	5,122,540
Gilead Sciences, Inc.	34,665	4,920,697
Vertex Pharmaceuticals, Inc.(1)	6,328	2,973,527
		13,016,764
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	85,405	20,437,416
Building Products — 0.9%
Johnson Controls International PLC	32,255	3,846,731
Trane Technologies PLC	10,004	4,207,483
		8,054,214
Capital Markets — 2.9%
Ameriprise Financial, Inc.	6,509	3,431,480
Blackrock, Inc.	3,213	3,595,154
Goldman Sachs Group, Inc.	5,106	4,776,203
Intercontinental Exchange, Inc.	15,334	2,664,743
KKR & Co., Inc.	20,941	2,392,719
Morgan Stanley	22,832	4,173,690
S&P Global, Inc.	10,574	5,580,851
		26,614,840
Chemicals — 0.9%
Ecolab, Inc.	11,684	3,294,771
Linde PLC	11,335	5,179,755
		8,474,526
Communications Equipment — 0.5%
Motorola Solutions, Inc.	10,267	4,132,878
Consumer Finance — 0.6%
American Express Co.	14,968	5,271,281
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	3,892	3,659,453
Sysco Corp.	50,352	4,222,015
		7,881,468
Containers and Packaging — 0.3%
Ball Corp.	42,581	2,421,581
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	41,125	1,830,885
Electric Utilities — 1.0%
NextEra Energy, Inc.	103,373	9,086,487

Electrical Equipment — 0.8%
Eaton Corp. PLC	11,592	4,073,661
GE Vernova, Inc.	3,988	2,896,763
		6,970,424
Energy Equipment and Services — 0.5%
SLB Ltd.	90,856	4,395,613
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	797,451
Netflix, Inc.(1)	45,710	3,816,328
		4,613,779
Financial Services — 1.5%
Mastercard, Inc., Class A	16,847	9,076,995
Visa, Inc., Class A	14,574	4,690,351
		13,767,346
Ground Transportation — 0.5%
Uber Technologies, Inc.(1)	28,675	2,295,434
Union Pacific Corp.	11,347	2,667,679
		4,963,113
Health Care Equipment and Supplies — 0.6%
IDEXX Laboratories, Inc.(1)	4,754	3,187,367
Intuitive Surgical, Inc.(1)	5,065	2,553,874
		5,741,241
Health Care Providers and Services — 1.1%
Cencora, Inc.	7,602	2,730,791
Cigna Group	16,053	4,400,288
UnitedHealth Group, Inc.	8,694	2,494,569
		9,625,648
Health Care REITs — 0.6%
Welltower, Inc.	29,790	5,611,244
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(1)	7,386	955,527
Booking Holdings, Inc.	563	2,816,036
Marriott International, Inc., Class A	11,953	3,768,781
		7,540,344
Household Products — 1.1%
Church & Dwight Co., Inc.	26,246	2,526,177
Colgate-Palmolive Co.	21,608	1,950,986
Procter & Gamble Co.	37,797	5,736,451
		10,213,614
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	18,828	4,283,747
Industrial REITs — 0.6%
Prologis, Inc.	41,970	5,479,603
Insurance — 0.9%
Marsh & McLennan Cos., Inc.	12,099	2,276,911
MetLife, Inc.	47,864	3,775,512
Progressive Corp.	10,077	2,096,016
		8,148,439
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A	103,883	35,112,454
Meta Platforms, Inc., Class A	18,397	13,181,450
		48,293,904
IT Services — 1.1%
International Business Machines Corp.	27,272	8,364,322

MongoDB, Inc.(1)	4,141	1,537,678
		9,902,000
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	13,906	1,861,318
Danaher Corp.	23,411	5,124,434
Thermo Fisher Scientific, Inc.	6,908	3,997,038
		10,982,790
Machinery — 1.8%
Cummins, Inc.	10,422	6,032,462
Deere & Co.	5,313	2,805,264
Parker-Hannifin Corp.	3,499	3,274,504
Xylem, Inc.	31,264	4,310,368
		16,422,598
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Energy, Inc.	17,113	3,619,742
Williams Cos., Inc.	71,357	4,799,472
		8,419,214
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	29,524	1,625,296
Eli Lilly & Co.	7,846	8,137,479
Merck & Co., Inc.	24,856	2,740,871
Zoetis, Inc.	23,598	2,945,503
		15,449,149
Professional Services — 0.4%
Automatic Data Processing, Inc.	12,934	3,192,370
Semiconductors and Semiconductor Equipment — 9.4%
Analog Devices, Inc.	22,442	6,976,769
Applied Materials, Inc.	14,671	4,728,757
ASML Holding NV	1,791	2,568,124
Broadcom, Inc.	51,091	16,926,448
Lam Research Corp.	14,387	3,358,789
Micron Technology, Inc.	3,186	1,321,808
NVIDIA Corp.	243,298	46,501,547
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,040	2,988,262
		85,370,504
Software — 6.0%
AppLovin Corp., Class A(1)	4,381	2,072,695
Cadence Design Systems, Inc.(1)	16,674	4,941,507
Crowdstrike Holdings, Inc., Class A(1)	4,741	2,092,701
Dynatrace, Inc.(1)	55,025	2,095,902
Microsoft Corp.	84,380	36,307,870
Salesforce, Inc.	8,765	1,860,722
ServiceNow, Inc.(1)	23,300	2,726,333
Workday, Inc., Class A(1)	13,026	2,287,756
		54,385,486
Specialized REITs — 0.3%
Equinix, Inc.	3,130	2,569,511
Specialty Retail — 2.1%
Home Depot, Inc.	19,454	7,287,274
O'Reilly Automotive, Inc.(1)	31,932	3,142,428
TJX Cos., Inc.	38,577	5,779,221
Tractor Supply Co.	63,373	3,224,418
		19,433,341

Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	99,514	25,821,893
Trading Companies and Distributors — 0.6%
Ferguson Enterprises, Inc.	9,923	2,505,160
United Rentals, Inc.	3,694	2,888,930
		5,394,090
TOTAL COMMON STOCKS (Cost $288,944,707)		542,411,933
U.S. TREASURY SECURITIES — 10.8%
U.S. Treasury Notes, 4.625%, 9/15/26	300,000	301,792
U.S. Treasury Notes, 3.50%, 10/31/27	8,000,000	7,995,000
U.S. Treasury Notes, 3.50%, 1/31/28	2,000,000	1,998,711
U.S. Treasury Notes, 3.875%, 6/15/28	2,500,000	2,518,018
U.S. Treasury Notes, 4.125%, 3/31/29(2)	12,500,000	12,685,059
U.S. Treasury Notes, 4.25%, 6/30/29	2,100,000	2,139,867
U.S. Treasury Notes, 3.875%, 12/31/29	400,000	402,422
U.S. Treasury Notes, 4.00%, 5/31/30	1,100,000	1,110,957
U.S. Treasury Notes, 3.625%, 8/31/30	5,800,000	5,763,750
U.S. Treasury Notes, 4.125%, 8/31/30	9,200,000	9,333,328
U.S. Treasury Notes, 4.875%, 10/31/30	4,600,000	4,816,613
U.S. Treasury Notes, 3.50%, 11/30/30	4,900,000	4,837,602
U.S. Treasury Notes, 4.375%, 11/30/30	11,600,000	11,894,531
U.S. Treasury Notes, 3.625%, 12/31/30	1,600,000	1,587,625
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,494,189
U.S. Treasury Notes, 3.75%, 1/31/31(3)	1,600,000	1,596,062
U.S. Treasury Notes, 4.25%, 2/28/31	3,300,000	3,365,162
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,213,664
U.S. Treasury Notes, 4.125%, 5/31/32	3,500,000	3,530,557
U.S. Treasury Notes, 4.00%, 6/30/32	4,400,000	4,406,875
U.S. Treasury Notes, 3.875%, 8/31/32	1,800,000	1,787,766
U.S. Treasury Notes, 3.75%, 10/31/32	3,000,000	2,953,828
U.S. Treasury Notes, 4.125%, 11/15/32	1,200,000	1,208,156
U.S. Treasury Notes, 3.75%, 11/30/32	6,000,000	5,904,375
U.S. Treasury Notes, 3.875%, 12/31/32	2,400,000	2,379,000
TOTAL U.S. TREASURY SECURITIES (Cost $97,704,212)		98,224,909
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	68,351	69,319
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	42,049	42,610
		111,929
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.6%
FHLMC, 3.50%, 2/1/49	1,559,839	1,453,378
FHLMC, 3.00%, 1/1/50	1,445,891	1,283,473
FHLMC, 3.50%, 5/1/50	251,456	234,740
FHLMC, 2.50%, 5/1/51	1,638,278	1,411,116
FHLMC, 3.50%, 5/1/51	785,291	733,643
FHLMC, 3.00%, 7/1/51	624,464	557,542
FHLMC, 2.00%, 8/1/51	1,374,280	1,125,822
FHLMC, 2.50%, 8/1/51	1,497,298	1,281,170
FHLMC, 3.00%, 12/1/51	1,000,340	890,632
FHLMC, 3.00%, 2/1/52	812,794	731,355
FHLMC, 3.50%, 5/1/52	1,002,237	936,782
FHLMC, 4.00%, 5/1/52	1,251,212	1,203,170
FHLMC, 4.00%, 5/1/52	825,110	796,519

FHLMC, 4.00%, 6/1/52	2,745,619	2,648,304
FHLMC, 5.00%, 7/1/52	500,456	507,047
FHLMC, 4.50%, 10/1/52	1,992,436	1,963,491
FHLMC, 4.50%, 10/1/52	689,112	678,249
FHLMC, 5.50%, 12/1/52	373,920	382,067
FHLMC, 6.00%, 1/1/53	1,164,195	1,200,206
FHLMC, 6.50%, 11/1/53	1,088,710	1,129,977
FNMA, 4.50%, 9/1/41	104,642	105,017
FNMA, 3.50%, 5/1/42	453,595	433,560
FNMA, 3.00%, 2/1/50	209,970	188,512
FNMA, 2.50%, 6/1/50	805,740	692,556
FNMA, 2.50%, 2/1/51	2,090,293	1,811,492
FNMA, 3.00%, 6/1/51	99,715	90,417
FNMA, 2.50%, 12/1/51	876,803	755,962
FNMA, 2.50%, 2/1/52	486,929	420,581
FNMA, 3.00%, 2/1/52	1,595,126	1,432,536
FNMA, 3.00%, 2/1/52	906,553	814,144
FNMA, 2.00%, 3/1/52	2,392,563	1,973,838
FNMA, 3.00%, 3/1/52	1,637,331	1,473,820
FNMA, 3.00%, 4/1/52	373,632	335,434
FNMA, 3.50%, 4/1/52	619,692	574,822
FNMA, 4.00%, 4/1/52	1,082,869	1,041,375
FNMA, 4.00%, 4/1/52	472,622	456,245
FNMA, 4.00%, 4/1/52	338,972	326,150
FNMA, 3.00%, 5/1/52	949,244	858,250
FNMA, 3.50%, 5/1/52	1,723,241	1,603,923
FNMA, 3.50%, 5/1/52	1,552,869	1,441,199
FNMA, 3.50%, 5/1/52	1,385,673	1,302,807
FNMA, 4.00%, 5/1/52	1,654,659	1,586,280
FNMA, 3.50%, 6/1/52	1,347,202	1,258,195
FNMA, 2.50%, 7/1/52	751,123	642,322
FNMA, 4.50%, 7/1/52	1,184,466	1,165,551
FNMA, 5.00%, 8/1/52	2,729,362	2,749,373
FNMA, 4.50%, 9/1/52	606,252	600,746
FNMA, 5.00%, 9/1/52	760,609	770,100
FNMA, 5.00%, 10/1/52	2,393,390	2,407,992
FNMA, 5.50%, 10/1/52	1,212,082	1,234,394
FNMA, 5.00%, 1/1/53	1,954,910	1,966,636
FNMA, 5.50%, 1/1/53	2,553,105	2,602,958
FNMA, 6.50%, 1/1/53	1,524,429	1,583,725
FNMA, 5.50%, 3/1/53	356,144	366,000
FNMA, 6.00%, 9/1/53	1,819,792	1,871,855
FNMA, 6.00%, 9/1/53	1,209,875	1,260,742
FNMA, 5.50%, 3/1/54	3,126,513	3,179,149
FNMA, 4.50%, 4/1/54	3,365,226	3,307,465
FNMA, 6.00%, 5/1/54	1,447,195	1,485,548
GNMA, 5.00%, TBA	1,636,000	1,635,994
GNMA, 7.00%, 4/20/26	73	73
GNMA, 7.50%, 8/15/26	345	345
GNMA, 7.00%, 5/15/31	7,214	7,523
GNMA, 4.50%, 6/15/41	102,791	102,573
GNMA, 3.50%, 6/20/42	193,420	183,319
GNMA, 3.00%, 5/20/50	430,706	389,938
GNMA, 3.00%, 7/20/50	1,136,482	1,029,516
GNMA, 3.50%, 6/20/51	735,955	685,995

GNMA, 3.00%, 7/20/51	1,063,719	962,145
GNMA, 4.00%, 9/20/52	2,902,212	2,773,049
GNMA, 4.50%, 9/20/52	2,714,684	2,672,942
GNMA, 4.50%, 10/20/52	2,241,265	2,207,493
GNMA, 4.00%, 4/20/54	3,661,669	3,475,704
GNMA, 5.00%, 12/20/54	1,424,873	1,429,590
		86,876,553
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $87,290,354)		86,988,482
CORPORATE BONDS — 8.1%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	495,000	506,277
Textron, Inc., 4.95%, 3/15/36	232,000	230,106
		736,383
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	727,000	767,378
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	226,277
		993,655
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	279,773
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	592,000	611,610
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	311,190
General Motors Financial Co., Inc., 6.15%, 7/15/35	210,000	222,286
Hyundai Capital America, 6.50%, 1/16/29(4)	117,000	124,120
		1,548,979
Banks — 1.1%
Bank of America Corp., VRN, 5.51%, 1/24/36	340,000	353,074
Bank of Montreal, VRN, 7.70%, 5/26/84	416,000	442,614
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	520,000	550,917
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	480,000	514,310
Banque Federative du Credit Mutuel SA, 5.11%, 1/15/36(4)	420,000	419,336
BPCE SA, VRN, 3.65%, 1/14/37(4)	480,000	442,022
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	120,011
Citigroup, Inc., VRN, 5.17%, 9/11/36	490,000	492,280
Citigroup, Inc., VRN, 5.61%, 3/4/56	185,000	183,803
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	765,000	766,435
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(4)	336,000	322,211
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	549,000	566,378
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	290,000	289,300
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	644,000	682,152
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	210,000	215,646
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	225,000	228,006
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	723,000	723,434
NatWest Group PLC, VRN, 3.03%, 11/28/35	327,000	302,774
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	629,000	634,112
PNC Financial Services Group, Inc., VRN, 5.42%, 1/25/41	104,000	103,943
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	564,000	591,198
Wells Fargo & Co., VRN, 5.61%, 4/23/36	460,000	479,696
Wells Fargo & Co., VRN, 5.43%, 1/23/47	235,000	230,464
Wells Fargo & Co., VRN, 5.01%, 4/4/51	320,000	292,593
		9,946,709
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 3/2/53	435,000	428,471
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(3)(4)	210,000	210,844

Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(4)	430,000	441,065
		1,080,380
Broadline Retail — 0.1%
Amazon.com, Inc., 4.65%, 11/20/35	604,000	598,299
Building Products — 0.0%
Carlisle Cos., Inc., 5.55%, 9/15/40	202,000	205,329
Capital Markets — 0.9%
Blackstone Private Credit Fund, 5.95%, 7/16/29	493,000	501,446
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	956,000	970,081
Blue Owl Technology Finance Corp., 6.75%, 4/4/29	360,000	369,545
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	358,000	355,723
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	667,069
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	410,000	407,754
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	255,000	254,005
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	195,000	192,200
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	308,492
Golub Capital Private Credit Fund, 5.45%, 8/15/28(4)	355,000	357,417
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	161,542
HPS Corporate Lending Fund, 4.90%, 9/11/28(4)	278,000	276,433
HPS Corporate Lending Fund, 6.25%, 9/30/29	179,000	184,412
Jefferies Financial Group, Inc., 5.50%, 2/15/36	460,000	454,280
LPL Holdings, Inc., 5.15%, 6/15/30	360,000	367,355
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	179,948
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	844,988
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	160,836
Morgan Stanley, VRN, 4.89%, 10/22/36	165,000	162,498
Morgan Stanley, VRN, 5.52%, 11/19/55	143,000	141,206
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,069,000	1,055,323
		8,372,553
Chemicals — 0.0%
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(4)	60,000	60,345
Construction Materials — 0.1%
Eagle Materials, Inc., 5.00%, 3/15/36	387,000	379,066
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/1/31	646,000	732,717
Capital One Financial Corp., VRN, 4.72%, 1/30/32(3)	440,000	440,228
Capital One Financial Corp., VRN, 2.36%, 7/29/32	410,000	358,776
Capital One Financial Corp., VRN, 5.40%, 1/30/37(3)	389,000	388,438
		1,920,159
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	675,000	678,024
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	97,954
Novant Health, Inc., 3.17%, 11/1/51	245,000	163,126
Pepperdine University, 3.30%, 12/1/59	355,000	227,585
		1,166,689
Diversified REITs — 0.1%
Kilroy Realty LP, 3.05%, 2/15/30	215,000	200,624
Kilroy Realty LP, 2.50%, 11/15/32	280,000	234,361
Piedmont Operating Partnership LP, 6.875%, 7/15/29	78,000	82,913
Vornado Realty LP, 5.75%, 2/1/33	525,000	531,150
		1,049,048
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.875%, 11/15/28	291,000	312,259
Verizon Communications, Inc., 4.75%, 1/15/33	136,000	136,078

Verizon Communications, Inc., 5.875%, 11/30/55	164,000	162,006
		610,343
Electric Utilities — 0.4%
Arizona Public Service Co., 5.70%, 8/15/34	292,000	306,404
Commonwealth Edison Co., 5.95%, 6/1/55	123,000	127,160
Duke Energy Florida LLC, 4.85%, 12/1/35	182,000	180,871
Duke Energy Florida LLC, 5.95%, 11/15/52	225,000	233,043
Duke Energy Progress LLC, 4.35%, 3/6/27	324,000	326,352
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	115,387
Electricite de France SA, 6.95%, 1/26/39(4)	503,000	562,222
Kentucky Utilities Co., 5.85%, 8/15/55	253,000	256,742
Louisville Gas & Electric Co., 5.85%, 8/15/55	73,000	74,039
MidAmerican Energy Co., 5.85%, 9/15/54	980,000	1,005,879
Niagara Mohawk Power Corp., 4.65%, 10/3/30(4)	135,000	135,976
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	379,887
		3,703,962
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(4)	165,000	171,917
Warnermedia Holdings, Inc., 3.76%, 3/15/27	415,000	412,282
		584,199
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(4)	665,000	681,075
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(4)	1,000,000	1,056,000
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(4)	250,000	251,169
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(4)	250,000	250,441
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	263,000	268,831
Nationwide Building Society, VRN, 4.125%, 10/18/32(4)	250,000	248,684
		2,756,200
Food Products — 0.1%
Flowers Foods, Inc., 5.75%, 3/15/35	225,000	224,125
Mars, Inc., 5.65%, 5/1/45(4)	315,000	317,926
Mars, Inc., 5.70%, 5/1/55(4)	179,000	178,531
		720,582
Gas Utilities — 0.0%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	153,902
Snam SpA, 6.50%, 5/28/55(4)	208,000	224,364
		378,266
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(4)	400,000	421,908
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(3)(4)	406,000	402,441
United Rentals North America, Inc., 6.00%, 12/15/29(4)	155,000	158,951
		983,300
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 5.65%, 12/15/35	191,000	192,694
Hologic, Inc., 3.25%, 2/15/29(4)	140,000	139,570
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(4)	428,000	442,278
		774,542
Health Care Providers and Services — 0.4%
Centene Corp., 4.625%, 12/15/29	170,000	165,796
CVS Health Corp., 5.45%, 9/15/35	174,000	177,114
CVS Health Corp., 6.00%, 6/1/44	410,000	411,241
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	256,537
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	128,195
HCA, Inc., 4.90%, 11/15/35	545,000	535,448

HCA, Inc., 6.20%, 3/1/55	130,000	132,457
IQVIA, Inc., 6.25%, 2/1/29	321,000	337,977
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	144,251
UnitedHealth Group, Inc., 5.30%, 6/15/35	196,000	201,768
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	428,893
UnitedHealth Group, Inc., 5.05%, 4/15/53	495,000	444,821
		3,364,498
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(4)	585,000	579,240
Carnival Corp., 5.125%, 5/1/29(4)	207,000	209,523
Hyatt Hotels Corp., 5.75%, 3/30/32	161,000	168,773
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(4)	208,000	214,477
		1,172,013
Industrial Conglomerates — 0.0%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(4)	350,000	349,069
Insurance — 0.3%
Athene Global Funding, 5.53%, 7/11/31(4)	292,000	299,873
CNA Financial Corp., 5.20%, 8/15/35	497,000	498,539
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(4)	485,000	480,097
Lincoln National Corp., 7.00%, 6/15/40	258,000	288,919
MetLife, Inc., 6.40%, 12/15/66	859,000	901,765
MetLife, Inc., 10.75%, 8/1/69	330,000	440,149
		2,909,342
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.60%, 11/15/32	595,000	596,658
Meta Platforms, Inc., 4.875%, 11/15/35	420,000	415,600
Meta Platforms, Inc., 5.50%, 11/15/45	195,000	187,634
Meta Platforms, Inc., 5.625%, 11/15/55	540,000	514,182
Meta Platforms, Inc., 5.75%, 11/15/65	290,000	274,428
		1,988,502
IT Services — 0.0%
International Business Machines Corp., 5.80%, 2/3/56(3)	330,000	329,198
Machinery — 0.1%
Allison Transmission, Inc., 5.875%, 12/1/33(4)	360,000	365,303
Weir Group, Inc., 5.35%, 5/6/30(4)	421,000	432,331
		797,634
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(4)	361,000	345,093
Cox Communications, Inc., 5.70%, 6/15/33(4)	278,000	280,645
Paramount Global, 4.375%, 3/15/43	229,000	157,814
		783,552
Metals and Mining — 0.1%
Glencore Funding LLC, 5.19%, 4/1/30(4)	345,000	355,304
Glencore Funding LLC, 5.89%, 4/4/54(4)	110,000	111,865
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	380,000	396,378
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	251,000	255,937
		1,119,484
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(4)	680,000	674,730
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(4)	525,000	557,320
		1,232,050
Multi-Utilities — 0.1%
NiSource, Inc., 5.35%, 7/15/35	340,000	347,041
Sempra, 3.25%, 6/15/27	180,000	178,181

Sempra, VRN, 4.125%, 4/1/52	728,000	721,745
		1,246,967
Oil, Gas and Consumable Fuels — 0.9%
Antero Resources Corp., 5.40%, 2/1/36	389,000	386,697
Cenovus Energy, Inc., 5.40%, 3/20/36	258,000	257,781
Cheniere Energy, Inc., 4.625%, 10/15/28	385,000	385,015
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(4)	363,000	364,964
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(4)	330,000	352,466
Enbridge, Inc., VRN, 6.00%, 1/15/77	850,000	855,962
Energy Transfer LP, 6.55%, 12/1/33	601,000	657,909
Energy Transfer LP, 6.125%, 12/15/45	340,000	338,257
Eni SpA, 5.95%, 5/15/54(4)	307,000	308,570
Enterprise Products Operating LLC, 5.20%, 1/15/36	183,000	186,263
Expand Energy Corp., 6.75%, 4/15/29(4)	122,000	122,656
Expand Energy Corp., 5.375%, 3/15/30	376,000	382,778
Northern Natural Gas Co., 5.625%, 2/1/54(4)	155,000	149,169
Occidental Petroleum Corp., 6.20%, 3/15/40	76,000	77,648
Occidental Petroleum Corp., 4.20%, 3/15/48	65,000	48,700
Ovintiv, Inc., 7.10%, 7/15/53	335,000	362,956
Petroleos Mexicanos, 5.95%, 1/28/31	882,000	860,987
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	267,000	271,010
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(4)	207,000	211,423
Santos Finance Ltd., 5.75%, 11/13/35(4)	226,000	226,722
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	155,368
SM Energy Co., 6.75%, 9/15/26	265,000	266,199
Sunoco LP, 5.875%, 3/15/34(4)	337,000	338,056
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(4)	248,000	260,085
		7,827,641
Passenger Airlines — 0.0%
United Airlines, Inc., 4.625%, 4/15/29(4)	305,000	304,862
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(4)	445,000	450,787
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	365,000	357,348
Merck & Co., Inc., 4.75%, 12/4/35	331,000	328,296
Merck & Co., Inc., 5.70%, 9/15/55	249,000	250,193
		935,837
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.60%, 1/15/33	295,000	294,250
Foundry JV Holdco LLC, 5.50%, 1/25/31(4)	417,000	432,121
Foundry JV Holdco LLC, 5.875%, 1/25/34(4)	215,000	222,444
Foundry JV Holdco LLC, 6.25%, 1/25/35(4)	410,000	436,454
Foundry JV Holdco LLC, 6.10%, 1/25/36(4)	252,000	265,468
Foundry JV Holdco LLC, 6.30%, 1/25/39(4)	497,000	529,696
Intel Corp., 5.15%, 2/21/34	280,000	283,634
Intel Corp., 4.90%, 8/5/52	215,000	180,731
Micron Technology, Inc., 5.30%, 1/15/31	620,000	644,141
		3,288,939
Software — 0.4%
AppLovin Corp., 5.125%, 12/1/29	107,000	109,785
AppLovin Corp., 5.375%, 12/1/31	211,000	218,142
AppLovin Corp., 5.50%, 12/1/34	345,000	353,330
Oracle Corp., 4.80%, 9/26/32	980,000	949,143
Oracle Corp., 5.20%, 9/26/35	553,000	527,313

Oracle Corp., 5.375%, 7/15/40	225,000	202,892
Synopsys, Inc., 5.00%, 4/1/32	670,000	685,691
Workday, Inc., 3.80%, 4/1/32	558,000	533,132
		3,579,428
Specialized REITs — 0.1%
EPR Properties, 4.95%, 4/15/28	520,000	525,059
Specialty Retail — 0.1%
Lowe's Cos., Inc., 4.50%, 10/15/32	400,000	398,349
Lowe's Cos., Inc., 4.85%, 10/15/35	585,000	579,190
		977,539
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	172,675
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(4)	300,000	299,188
Gildan Activewear, Inc., 5.40%, 10/7/35(4)	400,000	399,704
		698,892
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	461,000	514,529
TOTAL CORPORATE BONDS (Cost $72,524,035)		73,137,485
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Private Sponsor Collateralized Mortgage Obligations — 3.6%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	785	789
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(4)	657,625	664,665
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(4)	915,055	861,249
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(4)	593,803	601,709
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(4)	296,283	300,197
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(4)	256,378	256,515
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(4)	550,999	552,568
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(4)	146,416	146,464
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(4)	957,333	965,617
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(4)	1,204,959	1,220,347
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(4)	1,485,723	1,499,071
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	698	696
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(4)	887,290	892,120
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(4)	739,395	750,947
Citigroup Mortgage Loan Trust, Inc., Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(4)	577,297	581,717
EFMT, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(4)	501,188	507,576
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(4)	772,625	783,282
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(4)	345,972	350,973
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(4)	474,988	478,501
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(4)	371,058	376,230
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(4)	330,922	334,120
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(4)	550,765	554,512
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(4)	999,131	1,003,693
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(4)	130,116	117,686
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(4)	950,642	955,278
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(4)	253,834	258,128
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(4)	580,163	583,574
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(4)	345,479	346,473
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(4)	904,148	911,117
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(4)	361,479	362,977
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(4)	583,392	593,180
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(4)	833,998	846,269

MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(4)	486,481	494,665
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(4)	604,589	614,444
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(4)	440,958	445,967
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.69%, 4/25/53(4)	313,747	312,694
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(4)	473,247	481,606
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(4)	270,488	271,574
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(4)	1,518,043	1,527,099
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(4)	1,126,788	1,135,117
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(4)	1,357,510	1,367,126
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(4)	1,110,807	1,119,077
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(4)	495,157	497,509
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(4)	164,052	164,540
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(4)	177,584	178,115
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(4)	297,405	301,265
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(4)	597,544	609,922
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(4)	199,360	199,841
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(4)	334,159	336,187
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(4)	427,499	430,184
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(4)	238,098	239,279
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(4)	1,151,473	1,154,324
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(4)	866,432	873,281
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(4)	32,330	29,332
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.86%, 3/25/64(4)	866,396	880,273
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(4)	119,322	112,483
		32,434,144
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2017-C03, Class 1M2C, VRN, 6.81%, (30-day average SOFR plus 3.11%), 10/25/29	89,402	91,353
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,254,139	924,402
		1,015,755
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,995,752)		33,449,899
ASSET-BACKED SECURITIES — 2.4%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(4)	642,000	632,103
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(4)	562,727	538,485
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(4)	474,671	481,783
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(4)	727,854	727,766
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(4)	700,000	687,220
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(4)	1,748,776	1,682,756
Flexential Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(4)	457,143	451,689
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(4)	1,027,000	1,030,102
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(4)	613,851	504,468
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(4)	600,000	610,019
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(4)	1,875,000	1,874,992
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(4)	1,187,812	1,141,989
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(4)	1,193,713	1,192,543
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(4)	1,350,000	872,326
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(4)	484,548	495,614
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(4)	443,587	447,885
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(4)	274,050	277,442
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(4)	206,058	209,538
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(4)	221,423	222,884
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(4)	568,918	574,350
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/1/56(4)	1,375,000	1,374,986
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/1/56(4)	2,100,000	2,099,979

SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(4)	300,000	310,191
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(4)	150,000	155,692
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(4)	1,177,100	1,193,572
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(4)	525,000	524,719
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(4)	459,048	465,296
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(4)	1,269,659	1,272,225
TOTAL ASSET-BACKED SECURITIES (Cost $22,423,156)		22,052,614
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	609,103
Banco Santander SA, 4.75%	800,000	797,390
BNP Paribas SA, 8.50%(4)	1,042,000	1,116,387
Danske Bank AS, 4.375%	1,470,000	1,471,307
HSBC Holdings PLC, 6.00%	695,000	704,598
HSBC Holdings PLC, 6.875%	350,000	361,788
ING Groep NV, 5.75%	90,000	90,593
ING Groep NV, 7.50%	835,000	872,449
ING Groep NV, 4.875%	695,000	678,671
Lloyds Banking Group PLC, 8.00%	830,000	901,533
Macquarie Bank Ltd., 6.125%(4)	647,000	658,649
Nordea Bank Abp, 6.625%(4)	1,250,000	1,253,314
Skandinaviska Enskilda Banken AB, 6.875%	800,000	821,716
Societe Generale SA, 9.375%(4)	600,000	641,172
Societe Generale SA, 6.75%(4)	200,000	203,715
Svenska Handelsbanken AB, 4.375%	1,000,000	996,275
Swedbank AB, 7.625%	1,200,000	1,260,468
		13,439,128
Capital Markets — 0.0%
UBS Group AG, 9.25%(4)	485,000	529,781
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $13,801,478)		13,968,909
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(4)	505,000	519,240
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,322,878
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	729,619
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	355,212
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(4)	1,064,000	1,055,400
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(4)	557,000	565,632
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(4)	760,000	772,799
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(4)	765,000	794,224
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.12%, (1-month SOFR plus 1.44%), 2/15/42(4)	1,213,000	1,206,077
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,216,473)		7,321,081
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Capital Four U.S. CLO I Ltd., Series 2021-1A, Class B1R, VRN, 5.27%, (3-month SOFR plus 1.60%), 1/18/35(3)(4)	300,000	300,540
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.37%, (3-month SOFR plus 1.70%), 1/17/38(4)	850,000	852,301
Elmwood CLO I Ltd., Series 2019-1A, Class BR3, VRN, 5.06%, (3-month SOFR plus 1.40%), 4/20/37(3)(4)	1,275,000	1,275,000
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 5.42%, (3-month SOFR plus 1.75%), 1/20/39(4)	850,000	854,933
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 5.47%, (3-month SOFR plus 1.80%), 1/20/38(4)	843,000	850,159
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.45%, (3-month SOFR plus 1.78%), 1/25/38(4)	400,000	402,437
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.24%, (1-month SOFR plus 1.56%), 10/16/36(4)	1,075,000	1,072,857
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.05%, (3-month SOFR plus 1.20%), 2/15/33(4)	500,000	496,984

Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 5.76%, (3-month SOFR plus 1.91%), 8/15/30(4)	240,519	240,663
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,334,059)		6,345,874
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	788,159
FNMA, 0.75%, 10/8/27	2,000,000	1,909,874
FNMA, 0.875%, 8/5/30	1,900,000	1,676,574
FNMA, 6.625%, 11/15/30	400,000	448,875
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,893,684)		4,823,482
PREFERRED SECURITIES — 0.5%
Banks — 0.3%
Citigroup, Inc., 7.625%	1,487,000	1,559,978
Wells Fargo & Co., 3.90%	1,110,000	1,109,336
		2,669,314
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	1,450,000	1,444,888
TOTAL PREFERRED SECURITIES (Cost $4,068,757)		4,114,202
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	2,596	1,804,298
State Street SPDR Portfolio High Yield Bond ETF	75,900	1,807,938
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,579,846)		3,612,236
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	500,000	335,802
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	225,716
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	430,000	381,314
Houston GO, 3.96%, 3/1/47	120,000	102,843
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	438,609
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	133,279
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	109,902
New York City GO, 6.27%, 12/1/37	95,000	102,013
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	247,474
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	46,583
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	159,047
State of California GO, 7.60%, 11/1/40	80,000	97,221
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	187,804
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	55,000	58,380
University of California Rev., 3.07%, 5/15/51	180,000	121,869
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	65,000	66,033
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	75,000	76,477
TOTAL MUNICIPAL SECURITIES (Cost $3,459,796)		2,890,366
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	170,000	164,998
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(4)	865,000	879,765
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.875%, 1/12/36(4)	900,000	890,542
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,919,310)		1,935,305

SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,977,167)	14,977,167	14,977,167
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $662,132,786)		916,253,944
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,869,215)
TOTAL NET ASSETS — 100.0%		$908,384,729

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	44,148	USD	51,949	Goldman Sachs & Co. LLC	3/27/26	$510
EUR	171,536	USD	202,428	Morgan Stanley & Co. LLC	3/27/26	1,400
EUR	52,673	USD	62,019	Morgan Stanley & Co. LLC	3/27/26	570
EUR	61,198	USD	71,421	Morgan Stanley & Co. LLC	3/27/26	1,299
USD	459,069	EUR	388,686	Citibank NA	3/27/26	(2,789)
USD	459,273	EUR	388,686	Goldman Sachs & Co. LLC	3/27/26	(2,585)
USD	49,627	EUR	42,017	Goldman Sachs & Co. LLC	3/27/26	(299)
USD	151,616	EUR	128,943	Goldman Sachs & Co. LLC	3/27/26	(1,602)
USD	458,736	EUR	388,686	Morgan Stanley & Co. LLC	3/27/26	(3,122)
USD	119,523	EUR	101,845	Morgan Stanley & Co. LLC	3/27/26	(1,496)
USD	122,319	EUR	104,433	Morgan Stanley & Co. LLC	3/27/26	(1,774)
USD	120,067	EUR	103,215	Morgan Stanley & Co. LLC	3/27/26	(2,579)
USD	114,384	EUR	95,604	Morgan Stanley & Co. LLC	3/27/26	782
USD	459,238	EUR	388,686	UBS AG	3/27/26	(2,620)
USD	61,682	EUR	52,369	UBS AG	3/27/26	(545)
						$(14,850)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian Treasury 10-Year Bonds	25	March 2026	$1,900,198	$(2,959)
U.S. Treasury 10-Year Ultra Notes	85	March 2026	9,703,281	(62,674)
U.S. Treasury 5-Year Notes	17	March 2026	1,851,805	631
U.S. Treasury Long Bonds	93	March 2026	10,706,625	(106,103)
U.S. Treasury Ultra Bonds	166	March 2026	19,494,625	(384,835)
			$43,656,534	$(555,940)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	23	March 2026	$4,795,320	$(1,123)
U.S. Treasury 10-Year Notes	6	March 2026	670,969	1,207
			$5,466,289	$84
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BAM	–	Build America Mutual Assurance Corp.
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,592,140.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $91,144,795, which represented 10.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$539,843,809	$2,568,124	—
U.S. Treasury Securities	—	98,224,909	—
U.S. Government Agency Mortgage-Backed Securities	—	86,988,482	—
Corporate Bonds	—	73,137,485	—
Collateralized Mortgage Obligations	—	33,449,899	—
Asset-Backed Securities	—	22,052,614	—
Convertible Preferred Securities	—	13,968,909	—
Commercial Mortgage-Backed Securities	—	7,321,081	—
Collateralized Loan Obligations	—	6,345,874	—
U.S. Government Agency Securities	—	4,823,482	—
Preferred Securities	—	4,114,202	—
Exchange-Traded Funds	3,612,236	—	—
Municipal Securities	—	2,890,366	—
Sovereign Governments and Agencies	—	1,935,305	—
Short-Term Investments	14,977,167	—	—
	$558,433,212	$357,820,732	—
Other Financial Instruments
Futures Contracts	$1,838	—	—
Forward Foreign Currency Exchange Contracts	—	$4,561	—
	$1,838	$4,561	—

Liabilities
Other Financial Instruments
Futures Contracts	$554,735	$2,959	—
Forward Foreign Currency Exchange Contracts	—	19,411	—
	$554,735	$22,370	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.